STOCK-BASED COMPENSATION (Details Narrative) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 05, 2024	Feb. 10, 2023	Oct. 07, 2022	Jul. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance					138,072,681	106,113,174	131,604,924	108,549,014
Share based compensation expense					$ 266	$ 4,487	$ 6,710	$ 2,467
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units		461,998	180,000		162,125		47,000	180,000
Restricted stock units, value			$ 2,520		$ 3,464		$ 3,464
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	220,000	461,998			220,000		508,998	180,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	100,000				104,875		641,998
Restricted Stock Units Unvested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, value					$ 95		$ 126
Restricted stock units, unvested							47,000
Restricted Stock Units Vested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense					45
Restricted stock units, value							$ 22
Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense					32	36	133	$ 155
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense					65	29	116	149
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense					60	856	1,097	$ 654
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense					$ 109	$ 3,566	$ 5,364		$ 1,509
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in public offering (ATM), net of costs, shares						73,500,000	588,500,000
2021 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of plan				10 years
Maximum number of common shares reserved for grants				1,000,000						2,000,000
2022 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance								2,785,950
2022 Stock Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in public offering (ATM), net of costs, shares					2,464,400		1,500,000	2,464,400	1,500,000
Outstanding shares percentage							1.00%		1.00%
Two Thousand Twenty Two Equity Incentive And Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unissued authorized and available for future awards					10,986,525		4,469,280